Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of total shares

Common shares issued and outstanding at December 31, 2022	194,997,091
Shares issued as part of the at-the-market offering program	1,748,218
Shares issued as part of the public offering	27,027,028
Shares issued for LTIP option exercises and RSU releases	216,338
Common shares issued and outstanding at December 31, 2023	223,988,675
Shares issued for LTIP option exercises and RSU releases	349,582
Common shares issued and outstanding at December 31, 2024	224,338,257